Exchange Act-Forms
                                    FORM 13F

                                                   -----------------------------
                                                           OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number:      3235-0006
                                                   Expires:  October
                                                   Estimated average
                                                      burden hours per
                                                      response:.............24.7
                                                   -----------------------------
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: March 31, 2002 Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Technology Crossover Management III, L.L.C.
________________________________________________________________________________

Address: 528 Ramona Street, Palo Alto, CA 94301_________________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05373
                     -----------------------------------------------------------

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carla S. Newell

Title:  Attorney-in-Fact

Phone:  650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell
[Signature]

Palo Alto, California
[City, State]

May 3, 2002
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:         7

Form 13F Information Table Value Total:         78,141
                                                (thousands)

List of Other Included Managers:

    NONE

                                                   FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED     NONE
--------------------------- -------------- ---------  --------  --------    ---  ----  ------- --------  --------  ------   --------

Advanced Switching Communic Common         00757V106    3,210    3,177,920  SH         Sole              3,177,920   0         0
Cosine Communications, Inc. Common         221222102    2,264    1,968,474  SH         Sole              1,968,474   0         0
eLoyalty Corp.              Common         290151109    1,305      189,165  SH         Sole                189,165   0         0
EXE Technologies, Inc.      Common         301504106    8,811    4,098,000  SH         Sole              4,098,000   0         0
Expedia, Inc.               Common         302125109   35,147      503,250  SH         Sole                503,250   0         0
Firepond, Inc.              Common         318224102    3,827    3,479,238  SH         Sole              3,479,238   0         0
J.D. Edwards & Company      Common         281667105   23,577   1,306,924*  SH         Sole             1,306,924*   0         0
                                                       -------
                                            TOTAL      78,141

*includes 213,760 shares held in escrow